Deposits from central banks and credit institutions - Narrative (Details) - TLTRO III - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Deposits [Line Items]
Deposits from central banks at amortised cost due to participation in the refinancing operations program	€ 33,536	€ 88,894	€ 77,732
Income from participation in refinancing operations program	€ 489	€ 868	€ 391